Note 20 - Regulatory Capital Matters - Summary of Regulatory Capital Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital	$ 140,973	$ 133,900
Capital to Risk-Weighted Assets	13.17%	15.86%
Capital Required for Capital Adequacy	$ 85,661	$ 67,527
Capital Required for Capital Adequacy to Risk-Weighted Assets	8.00%	8.00%
Tier I Risk Based Capital	$ 134,110	$ 126,623
Tier I Risk Based Capital to Risk-Weighted Assets	12.52%	15.00%
Tier I Risk Based Capital Required for Capital Adequacy	$ 64,246	$ 50,645
Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	6.00%	6.00%
Common Equity Tier I Risk Based Capital	$ 110,610	$ 103,123
Common Equity Tier I Risk Based Capital to Risk-Weighted Assets	10.33%	12.22%
Common Equity Tier I Risk Based Capital Required for Capital Adequacy	$ 48,185	$ 37,984
Common Equity Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	4.50%	4.50%
Tier I Leverage Capital	$ 134,110	$ 126,623
Tier I Leverage Capital to Average Assets	8.92%	10.24%
Tier I Leverage Capital Required for Capital Adequacy	$ 60,141	$ 49,478
Tier I Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Colony Bank [Member]
Capital	$ 151,444	$ 131,723
Capital to Risk-Weighted Assets	14.19%	15.63%
Capital Required for Capital Adequacy	$ 85,407	$ 67,418
Capital Required for Capital Adequacy to Risk-Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 106,758	$ 84,272
Capital Required to be Well Capitalized to Risk-Weighted Assets	10.00%	10.00%
Tier I Risk Based Capital	$ 144,581	$ 124,446
Tier I Risk Based Capital to Risk-Weighted Assets	13.54%	14.77%
Tier I Risk Based Capital Required for Capital Adequacy	$ 64,055	$ 50,563
Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	6.00%	6.00%
Tier I Risk Based Capital Required to be Well Capitalized	$ 85,407	$ 67,418
Tier I Risk Based Capital Required to be Well Capitalized to Risk-Weighted Assets	8.00%	8.00%
Common Equity Tier I Risk Based Capital	$ 144,581	$ 124,446
Common Equity Tier I Risk Based Capital to Risk-Weighted Assets	13.54%	14.77%
Common Equity Tier I Risk Based Capital Required for Capital Adequacy	$ 48,041	$ 37,923
Common Equity Tier I Risk Based Capital Required for Capital Adequacy to Risk-Weighted Assets	4.50%	4.50%
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized	$ 69,393	$ 54,777
Common Equity Tier I Risk Based Capital Required to Be Well Capitalized to Risk-Weighted Assets	6.50%	6.50%
Tier I Leverage Capital	$ 144,581	$ 124,446
Tier I Leverage Capital to Average Assets	9.77%	10.08%
Tier I Leverage Capital Required for Capital Adequacy	$ 59,977	$ 49,396
Tier I Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier I Leverage Capital Required to Be Well Capitalized	$ 74,972	$ 61,745
Tier I Leverage Capital Required to Be Well Capitalized to Average Assets	5.00%	5.00%